REVENUE RECOGNITION (Tables)	6 Months Ended
Jun. 30, 2018
Revenue from Contract with Customer [Abstract]
Schedule of Segment Reporting Information, Revenue by Vessel

The following table discloses the amount of revenue by segment and in total for the worldwide fleet, for the quarters and six month periods ended June 30, 2018 and 2017:

	Successor	Predecessor	Successor	Predecessor
(In thousands)	Quarter Ended June 30, 2018	Quarter Ended June 30, 2017	Six Months Ended June 30, 2018	Six Months Ended June 30, 2017
Vessel revenues:
Americas	$32,601	31,887	58,682	112,420
Middle East/Asia Pacific	22,406	27,766	40,794	54,444
Europe/Mediterranean Sea	13,357	11,031	22,980	21,197
West Africa	35,810	41,573	69,212	81,101

	104,174	112,257	191,668	269,162

Summarizes The Revenue Expected to be Recognized in Future Related to Unsatisfied Performance Obligations

The table below summarizes the revenue expected to be recognized in future quarters related to unsatisfied performance obligations as of June 30, 2018:

	Successor For the quarter period ended
(In thousands)	September 30, 2018	December 31, 2018	Total
Contract liabilities/deferred revenue	$692	552	1,244